Investments - Realized Gains and Losses on Sales of Available-for-Sale Securities (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Debt Securities, Available-for-sale [Line Items]
Gross realized gains	¥ 4,687	¥ 5,101
Gross realized losses	(3,925)	(3,694)
Net realized gains (losses) on sales of available-for-sale securities	¥ 762	¥ 1,407